Other financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Instruments
Schedule of derivative financial instruments

	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL (i)	2024
Current assets	5,279	-	-	5,279
Non-current assets	3	-	-	3
Current liabilities	(3,600)	(2,352)	(2,571)	(8,523)
Non-current liabilities	(198)	(17,314)	(11,099)	(28,611)
Other financial instruments, net	1,484	(19,666)	(13,670)	(31,852)

	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL	2023
Current assets	7,801	-	-	7,801
Non-current assets	92	-	-	92
Current liabilities	(10,343)	(2,091)	(6,643)	(19,077)
Non-current liabilities	(150)	(17,474)	(9,421)	(27,045)
Other financial instruments, net	(2,600)	(19,565)	(16,064)	(38,229)

(i) On December 31, 2024, due to the current scenario of high energy supply in Brazil, the Company has a projected energy surplus on forward contracts with some suppliers. Consequently, the Company recognized the fair value arising from the mark-to-market of current purchase until 2026, which resulted in an income in the amount of USD 81. This amount was accounted for as an income within “Other income and expenses, net” (Note 9) and will vary according to the market’s energy prices.

Schedule of fair value by strategy

			2024		2023
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	232,717	1,449	209,951	(3,175)
			1,449		(3,175)
Sales of zinc at a fixed price
Zinc forward	ton	2,584	203	7,233	1,026
			203		1,026
Interest rate risk
IPCA vs. CDI	BRL	100,000	(168)	100,000	(451)
			(168)		(451)

			1,484		(2,600)

Schedule of changes in fair value

Strategy	Cost of sales	Net revenues	Other income and expenses, net – Note 9	Net financial results – Note 10	Other comprehensive income	Realized (loss) gain
Mismatches of quotational periods	(33,063)	27,514	746	-	(872)	10,299
Sales of zinc at a fixed price	-	3,626	-	-	-	(4,449)
Interest rate risk – IPCA vs. CDI	-	-	-	135	-	148
Interest rate risk – EUR vs. CDI	-	-	-	1,236	-	(1,236)
2024	(33,063)	31,140	746	1,371	(872)	4,762
2023	14,988	(483)	(1,385)	(606)	732	13,271

Schedule of energy forward contracts

			Notional	Notional
	2024	2023	2024	2023
Balance at the beginning of the year	(16,064)	-	-	-
Changes in fair value	81	(15,663)	-	-
Foreign exchanges effects	2,313	(401)	-	-
Energy forward contracts (Megawatts)	-	-	747,498	688,877
Balance at the end of the year	(13,670)	(16,064)	747,498	688,877

Schedule of changes in fair value offtake agreement

			Notional	Notional
	2024	2023	2024	2023
Balance at the beginning of the year	(19,565)	(21,833)	27,562	30,810
Changes in fair value – note 9	(3,347)	2,268	-	-
Deliveries of copper concentrates	-	-	(5,274)	(3,248)
Price cap realized (i)	3,246	-	-	-
Balance at the end of the year	(19,666)	(19,565)	22,288	27,562

(i) During 2024, there were sales with the copper price higher than the price cap, therefore resulting in the reduction of the financial instrument liability for these sales, and the recognition of revenue at fair values.